Significant Accounting Policies (Details) - Revenues [Member] - Customer Concentration Risk [Member]	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Revenue [Abstract]
Concentration risk percentage	48.00%	41.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	13.00%	0.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	13.00%	0.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	12.00%	0.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	10.00%	0.00%
Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	19.00%
Customer F [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	12.00%
Customer G [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	10.00%